ENVIRONMENTAL LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ENVIRONMENTAL LIABILITIES
Provision for environmental liabilities	R$ 659,082	R$ 517,669
Current	245,429	139,395
Non-current	R$ 413,653	R$ 378,274